Other comprehensive income - Reclassifications out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	$ 517	$ (75)	$ 2,632
Non-operational pension (cost) credit	17	115	166
Loss from discontinued operations, net of tax	(24)	(43)	(80)
Income from continuing operations before income taxes	4,778	3,394	5,787
Tax	(930)	(757)	(1,057)
Net income	3,824	2,594	4,650
Foreign currency translation adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	9	46	(9)
Net loss on complete or substantially complete liquidations of foreign subsidiaries | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	0	5	0
Changes attributable to divestments | Amounts reclassified out of "Accumulated other comprehensive loss" | Other divestments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	9	41	(9)
Pension and other post-retirement plan adjustments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income from continuing operations before income taxes	56	45	50
Tax	(10)	(16)	4
Net income	46	29	56
Amortization of prior service cost | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	(11)	(13)	(14)
Amortization of net actuarial losses | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	48	55	65
Net losses from pension and curtailments | Amounts reclassified out of "Accumulated other comprehensive loss"
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-operational pension (cost) credit	16	11	7
Changes attributable to divestments | Amounts reclassified out of "Accumulated other comprehensive loss" | Other divestments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other income (expense), net	3	(8)	(8)
Other income (expense), net	$ 0	$ 0	$ 2